FAIR VALUE (Details 2) - USD ($)		Feb. 28, 2017		Feb. 29, 2016		Feb. 28, 2015	Oct. 31, 2014	Jan. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sales securities investments		$ 235,675,844		$ 188,790,669		$ 55,252,420
BabyTree Inc. [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sales securities investments		98,216,000	[1]	25,417,000	[1]			$ 23,475,000
Guokr Corporation Limited [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sales securities investments		15,745,000	[2]	15,745,000	[2]		$ 15,000,000
Changing [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sales securities investments	[3]	65,623,000		91,536,000
Shunshun Bida [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sales securities investments	[4]	0		10,515,391
Other Third-Party Companies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sales securities investments	[5]	$ 56,091,844		$ 45,577,278

[1]	In January 2014, the Group acquired minority equity interests in BabyTree Inc. by purchasing its Series E convertible redeemable preferred shares with a total cash consideration of $23,475,000. BabyTree Inc. was incorporated in the Cayman Islands and is an online parenting community and an online retailer of maternity and kids products. The fair value change of the investment was an increase of $1,108,000 and $72,799,000 in fiscal years 2016 and 2017, respectively.
[2]	In October 2014, the Group acquired minority equity interests in Guokr Corporation Limited by purchasing its Series C convertible redeemable preferred shares with a total cash consideration of $15,000,000. Guokr Corporation Limited was incorporated in the Cayman Islands and is an open, diverse interest community of science and technology that provides interesting science and technology content. The fair value change of the investment was an increase of $274,000 and $nil in fiscal years 2016 and 2017, respectively.
[3]	In April and August 2015, the Group aggregately acquired 30% equity interest in Changing, which operates a customer-to-customer mobile tutoring platform in China. The equity interest was acquired through the Group's purchase of its Series B+ and Series C convertible redeemable preferred shares. In fiscal year 2017, the Group entered into agreements with Changing and its founders to a) Purchase a portion of ordinary shares from one of Changing’s founders with cash consideration of $4,825,000. Immediately later Changing replaced these ordinary shares held by the Group with Series B+ convertible redeemable preferred shares at no additional costs. b) Surrender a portion of Series C convertible redeemable preferred shares to Changing in exchange for the Guangzhou Tutoring which was disposed in fiscal year 2016. Please refer to Note 3 and Note 15 for details. c) Purchase a portion of Series C convertible redeemable preferred shares of Changing with total cash consideration of $17,861,744, of which $12,171,744 was paid in fiscal year 2017. The above three transactions were discrete and separately accounted for. An increase of change in fair value of the investment in Changing amounted to $5,220,210 and $1,400,256 in fiscal years 2016 and 2017.
[4]	In December 2015, the Group acquired 30% equity interest in Shunshun Bida who primarily provides study abroad intermediary service. In July 2016, the Group obtained control of Shunshun Bida and applied acquisition method of accounting on the date when control was obtained. Please refer to Note 3 for details.
[5]	In the year ended February 28, 2017, the Group also acquired minority equity interest in several other third-party private companies, the majority of which are engaged in online platform or online education services. The Group holds 1.3% to 30% equity interests of these companies through purchasing their convertible redeemable preferred shares. The Group accounted for the investments as available-for-sale investments. There was an increase of $3,974,626 and $743,478 change in fair value of those investments in fiscal years 2016 and 2017, respectively. The Group recorded $nil, $1,564,200 and $6,047,689 impairment loss during the years ended February 28, 2015, February 29, 2016 and February 28, 2017, respectively.